Property and Equipment - Additional Information (Detail) - USD ($) $ in Thousands	6 Months Ended		12 Months Ended
	Jun. 30, 2015	Jun. 30, 2014	Dec. 31, 2014	Dec. 31, 2013
Property, Plant and Equipment [Line Items]
Depreciation expense	$ 1,648	$ 664	$ 1,642	$ 731
Scenario, Adjustment [Member]
Property, Plant and Equipment [Line Items]
Depreciation expense			$ 1,500	$ 700